Dividends - Additional Information (Detail) - GBP (£)		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016	Apr. 01, 2018
Disclosure Of Dividends Paid And Proposed [Line Items]
Dividends paid	[1]		£ 2,350,000,000		£ 1,450,000,000
BT Group Investments Limited [Member]
Disclosure Of Dividends Paid And Proposed [Line Items]
Dividends paid		£ 0	2,350,000,000	[2]	1,450,000,000
Final dividend declared			£ 0		£ 2,350,000,000
BT Group Investments Limited [Member] | Events After Reporting Period [Member]
Disclosure Of Dividends Paid And Proposed [Line Items]
Final dividend declared						£ 2,500,000,000

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements.
[2]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the company financial statements